Quarterly Report
September 30, 2023
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.1%
Aerospace & Defense – 3.8%
AeroVironment, Inc. (a)	32,663	$3,642,904
CACI International, Inc., “A” (a)	30,131	9,459,025
KBR, Inc.	196,538	11,583,950
		$24,685,879
Apparel Manufacturers – 2.4%
Deckers Outdoor Corp. (a)	12,535	$6,444,118
On Holding AG (a)	93,290	2,595,328
Skechers USA, Inc., “A” (a)	135,897	6,652,158
		$15,691,604
Automotive – 1.2%
Visteon Corp. (a)	56,313	$7,775,136
Biotechnology – 2.4%
Abcam PLC, ADR	278,662	$6,306,121
Adaptive Biotechnologies Corp. (a)	294,404	1,604,502
AlloVir, Inc. (a)	165,962	356,818
BioAtla, Inc. (a)	105,598	179,517
Immunocore Holdings PLC, ADR (a)	60,076	3,117,944
Lyell Immunopharma, Inc. (a)	210,617	309,607
MaxCyte, Inc. (a)	379,301	1,183,419
Oxford Nanopore Technologies PLC (a)	663,620	1,664,708
Prelude Therapeutics, Inc. (a)	101,925	314,948
Sana Biotechnology, Inc. (a)	162,437	628,631
		$15,666,215
Brokerage & Asset Managers – 2.7%
GCM Grosvenor, Inc., “A”	637,985	$4,950,763
Hamilton Lane, Inc., “A”	64,270	5,812,579
WisdomTree Investments, Inc.	947,296	6,631,072
		$17,394,414
Business Services – 6.5%
ExlService Holdings, Inc. (a)	427,966	$12,000,167
Keywords Studios PLC	300,737	5,676,395
Remitly Global, Inc. (a)	224,632	5,665,219
Thoughtworks Holding, Inc. (a)	1,031,905	4,210,172
TriNet Group, Inc. (a)	41,858	4,875,620
WNS (Holdings) Ltd., ADR (a)	146,426	10,024,324
		$42,451,897
Chemicals – 0.9%
Element Solutions, Inc.	285,681	$5,602,204
Computer Software – 9.2%
Alkami Technology, Inc. (a)	431,578	$7,863,351
AvidXchange Holdings, Inc. (a)	275,134	2,608,271
Definitive Healthcare Corp. (a)	380,897	3,043,367
DoubleVerify Holdings, Inc. (a)	354,538	9,909,337
Kinaxis, Inc. (a)	58,751	6,625,789
Pagerduty, Inc. (a)	275,425	6,194,308
Paycor HCM, Inc. (a)	342,811	7,826,375
Paylocity Holding Corp. (a)	22,119	4,019,022
Procore Technologies, Inc. (a)	112,220	7,330,211

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Sabre Corp. (a)	1,018,661	$4,573,788
		$59,993,819
Computer Software - Systems – 3.7%
Five9, Inc. (a)	153,835	$9,891,590
Nuvei Corp.	88,305	1,324,575
Q2 Holdings, Inc. (a)	220,569	7,117,762
Rapid7, Inc. (a)	126,950	5,811,771
		$24,145,698
Construction – 2.4%
AZEK Co., Inc. (a)	186,990	$5,561,083
Summit Materials, Inc., “A” (a)	322,680	10,048,255
		$15,609,338
Consumer Products – 0.5%
e.l.f. Beauty, Inc. (a)	30,218	$3,318,843
Consumer Services – 2.1%
Boyd Group Services, Inc.	36,955	$6,571,501
European Wax Center, Inc., “A” (a)	424,147	6,871,181
		$13,442,682
Electrical Equipment – 4.9%
Littlefuse, Inc.	32,117	$7,943,177
nVent Electric PLC	202,575	10,734,449
Sensata Technologies Holding PLC	359,173	13,583,923
		$32,261,549
Electronics – 5.7%
Advanced Energy Industries, Inc.	106,825	$11,015,794
Allegro MicroSystems, Inc. (a)	204,080	6,518,315
Formfactor, Inc. (a)	200,770	7,014,904
Nova Ltd. (a)	53,145	5,975,624
Onto Innovation, Inc. (a)	52,282	6,667,000
		$37,191,637
Energy - Independent – 2.5%
Matador Resources Co.	137,863	$8,200,091
Permian Resources Corp.	602,818	8,415,340
		$16,615,431
Energy - Renewables – 0.3%
Nextracker, Inc. “A” (a)	43,536	$1,748,406
Engineering - Construction – 3.9%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	127,589	$4,193,851
Jacobs Solutions, Inc.	96,102	13,117,923
TopBuild Corp. (a)	32,047	8,063,025
		$25,374,799
Entertainment – 0.6%
Vivid Seats, Inc., “A” (a)	624,053	$4,006,420
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	649,652	$6,665,429
Oatly Group AB, ADR (a)(l)	1,383,197	1,239,483
		$7,904,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.9%
Genius Sports Ltd. (a)	851,759	$4,539,875
Penn Entertainment, Inc. (a)	332,043	7,620,387
		$12,160,262
General Merchandise – 2.2%
Five Below, Inc. (a)	42,074	$6,769,706
Ollie's Bargain Outlet Holdings, Inc. (a)	95,076	7,337,966
		$14,107,672
Leisure & Toys – 1.5%
Brunswick Corp.	78,714	$6,218,406
Corsair Gaming, Inc. (a)	138,016	2,005,373
Funko, Inc., “A” (a)	236,553	1,809,630
		$10,033,409
Machinery & Tools – 3.7%
Crane Co.	116,408	$10,341,687
RB Global, Inc.	221,031	13,814,437
		$24,156,124
Medical & Health Technology & Services – 2.3%
Certara, Inc. (a)	405,447	$5,895,199
HealthEquity, Inc. (a)	125,590	9,174,350
		$15,069,549
Medical Equipment – 7.8%
Bruker BioSciences Corp.	86,710	$5,402,033
CryoPort, Inc. (a)	260,661	3,573,662
Envista Holdings Corp. (a)	240,663	6,709,685
Gerresheimer AG	68,541	7,206,642
Inari Medical, Inc. (a)	80,573	5,269,474
Maravai Lifesciences Holdings, Inc., “A” (a)	208,685	2,086,850
Masimo Corp. (a)	63,481	5,566,014
OptiNose, Inc. (a)	581,679	715,465
Outset Medical, Inc. (a)	135,860	1,478,157
PROCEPT BioRobotics Corp. (a)	129,781	4,258,115
Shockwave Medical, Inc. (a)	33,508	6,671,443
Silk Road Medical, Inc. (a)	116,772	1,750,412
		$50,687,952
Oil Services – 4.2%
Cactus, Inc., “A”	143,257	$7,192,934
ChampionX Corp.	283,579	10,101,084
TechnipFMC PLC	511,416	10,402,201
		$27,696,219
Pharmaceuticals – 3.6%
ACELYRIN, Inc. (a)	122,585	$1,246,689
Amicus Therapeutics, Inc. (a)	328,073	3,989,368
Annexon, Inc. (a)	157,851	372,528
Ascendis Pharma, ADR (a)	20,031	1,875,703
Collegium Pharmaceutical, Inc. (a)	128,893	2,880,759
Harmony Biosciences Holdings (a)	97,099	3,181,934
Kymera Therapeutics, Inc. (a)	81,476	1,132,516
Legend Biotech Corp., ADR (a)	49,816	3,346,141
Neurocrine Biosciences, Inc. (a)	32,117	3,613,163
SpringWorks Therapeutics, Inc. (a)	78,312	1,810,573
		$23,449,374

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 2.4%
GFL Environmental, Inc.	483,146	$15,344,717
Real Estate – 1.7%
STAG Industrial, Inc., REIT	329,699	$11,377,913
Restaurants – 1.3%
U.S. Foods Holding Corp. (a)	219,431	$8,711,411
Specialty Chemicals – 2.1%
Ashland, Inc.	76,296	$6,231,857
Axalta Coating Systems Ltd. (a)	269,586	7,251,864
		$13,483,721
Specialty Stores – 1.2%
ACV Auctions, Inc. (a)	327,966	$4,978,524
Petco Health & Wellness Co., Inc. (a)	624,902	2,555,849
		$7,534,373
Trucking – 2.3%
Knight-Swift Transportation Holdings, Inc.	157,632	$7,905,245
XPO Logistics, Inc. (a)	93,942	7,013,710
		$14,918,955
Total Common Stocks		$619,612,534
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/22	186,662	$0

Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 5.4% (v)	30,362,991	$30,369,063
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.35% (j)	586,223	$586,223

Other Assets, Less Liabilities – 0.1%		817,857
Net Assets – 100.0%		$651,385,677
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,369,063 and $620,198,757, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$519,408,859	$0	$—	$519,408,859
Canada	43,681,019	—	—	43,681,019
United Kingdom	21,305,043	—	—	21,305,043
India	10,024,324	—	—	10,024,324
Germany	7,206,642	—	—	7,206,642
Israel	5,975,624	—	—	5,975,624
Mexico	4,193,851	—	—	4,193,851
China	3,346,141	—	—	3,346,141
Switzerland	2,595,328	—	—	2,595,328
Other Countries	1,875,703	—	—	1,875,703
Mutual Funds	30,955,286	—	—	30,955,286
Total	$650,567,820	$0	$—	$650,567,820
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,980,397	$127,570,447	$127,184,872	$5,905	$(2,814)	$30,369,063
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,247,343	$—